Cover	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A Amendment Number One (“Amendment”) amends Item 1.01 of the Current Report on Form 8-K filed by Value Exchange International, Inc. (“Company”) on February 2, 2023 with the Commission (“Original Form 8-K”) for the sole purpose of correcting the following corporate information about GigWorld Inc., a Delaware corporation, (“GigWorld”): (1) GigWorld’s trading symbol for its common stock is “GIGW”, however GigWorld’s common stock is not presently traded; (2) GigWorld files periodic reports under the Securities Exchange Act of 1934 by virtue of registering under the Securities Act of 1933 and does not have a class of securities registered under the Securities Exchange Act of 1934; and (3) the majority shareholder of GigWorld as of the date of this Amendment is Alset Inc. Chan Heng Fai is the Chairman and Chief Executive Officer of Alset Inc. and the Chairman of GigWorld. This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth above, the Original Form 8-K remains unchanged.
Document Period End Date	Feb. 07, 2023
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 602, Block B, 6 Floor
Entity Address, Address Line Two	Shatin Industrial Centre
Entity Address, Address Line Three	5-7 Yuen Shun Circuit
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	N.T.
City Area Code	852
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable